Intangible Assets, Net - Schedule of Intangilbe Assets, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Intangible Assets, Net [Line Items]
Less: Accumulated amortization	$ (88,889)	$ (62,222)	$ (8,889)
Intangible assets, net	301,504	198,178	151,111
Software Development - Property Management System [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	160,000	160,000	160,000
Internally Developed Application [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 230,393	$ 100,400